Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income	The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017
	(dollars in thousands)
Beginning Balance	$(1,694)	$(1,107)	$(1,318)
Accumulated Other comprehensive income (loss) before reclassifications, net of ($595), $171 and ($185) tax effect, respectively	1,989	(587)	356
Amounts reclassified from accumulated other comprehensive income, net of ($7), $0, and ($4) tax effect, respectively	28	—	10
Net current-period other comprehensive loss	2,017	(587)	366
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings, tax effect	—	—	(155)
Ending Balance	$323	$(1,694)	$(1,107)

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2019	2018	2017
Weighted average number of common shares used in computing basic net income per common share	7,199,262	7,229,333	7,427,036
Effect of dilutive stock options	—	—	768
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,199,262	7,229,333	7,427,804